Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]
Trade and other payables [Abstract]
Trade payables	$ 23,595	$ 22,489
Accrued expenses	65,705	55,066
Social security costs and other taxes	936	796
Trade and other payables	$ 90,236	$ 78,351

[1]	see Note 27